UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-05992

JAPAN SMALLER CAPITALIZATION FUND, INC.

(Exact name of registrant as specified in charter)

Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Address of principal executive offices)

Shigeru Shinohara
Japan Smaller Capitalization Fund, Inc.
Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:  February 28, 2011

Date of reporting period:  March 1, 2011  –  May 31, 2011

Item 1.  Schedule of Investments.

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
May 31, 2011

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain/Loss	Assets
COMMON STOCKS
Automotive Equipment and Parts
Musashi Seimitsu Industry Co., Ltd.	116,500	$2,199,713	$2,856,074	$656,361	1.5
Ball joints, camshafts, and gears
Tokai Rika Co., Ltd.	117,800	2,401,860	2,157,626	(244,234)	1.1
Electronic parts
Toyoda Gosei Co., Ltd.	112,200	2,625,409	2,434,600	(190,809)	1.3
Resin and rubber parts
Total Automotive Equipment and Parts		7,226,982	7,448,300	221,318	3.9

Chemicals and Pharmaceuticals
Adeka Corporation	289,600	2,729,378	2,767,934	38,556	1.4
Resin products
Daicel Chemical Industries, Ltd.	416,000	2,146,528	2,666,043	519,515	1.4
Organic/inorganic chemicals
Hitachi Chemical Company, Ltd.	192,100	3,561,131	3,887,133	326,002	2.0
Semiconductor materials
Rohto Pharmaceutical Co., Ltd.	297,000	3,290,275	3,214,958	(75,317)	1.7
Pharmaceuticals manufacturer

Total Chemicals and Pharmaceuticals		11,727,312	12,536,068	808,756	6.5

Electronics
Funai Electric Co., Ltd.	62,200	1,843,165	1,889,068	45,903	1.0
Audio-visual equipment
Fuji Machine Mfg. Co., Ltd.	131,100	1,914,874	2,733,434	818,560	1.4
Automated assembly machines
MegaChips Corporation	137,400	2,385,342	2,374,648	(10,694)	1.2
Large-Scale-Integration circuits
Shinko Electric Industries Co., Ltd.	193,900	2,205,233	1,853,254	(351,979)	1.0
Semiconductor packages
Total Electronics		8,348,614	8,850,404	501,790	4.6

Food Manufacturing
Fuji Oil Co., Ltd.	170,500	2,210,509	2,487,398	276,889	1.3
Palm oil and coconut oil
Total Food Manufacturing		2,210,509	2,487,398	276,889	1.3

Information and Software
Itochu Techno-Solutions Corporation	119,100	4,037,464	4,011,265	(26,199)	2.1
Computer network systems developer

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
May 31, 2011

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain/Loss	Assets

Otsuka Corporation	101,400	$6,357,279	$5,899,772	$(457,507)	3.1
Computer information system developer
Sato Corporation	141,800	1,562,533	1,822,757	260,224	1.0
Automation recognition systems
Total Information and Software		11,957,276	11,733,794	(223,482)	6.1

Iron and Steel
Hanwa Co., Ltd.	583,000	2,301,876	2,402,423	100,547	1.3
Steel imports/exports
Hitachi Metals Ltd.	158,000	2,136,663	2,054,321	(82,342)	1.1
Specialty steel and metal products
Neturen Co., Ltd.	328,500	2,894,890	2,505,320	(389,570)	1.3
Induction hardening equipment
Total Iron and Steel		7,333,429	6,962,064	(371,365)	3.6

Miscellaneous Manufacturing
Mitsui Mining & Smelting Co., Ltd.	649,000	1,840,606	2,075,650	235,044	1.1
Non-ferrous metals
Nihon Kohden Corporation	130,600	1,925,449	3,050,734	1,125,285	1.6
Medical equipment
Total Miscellaneous Manufacturing		3,766,055	5,126,384	1,360,329	2.7

Retail
Xebio Co., Ltd.	105,400	2,127,547	2,201,479	73,932	1.1
Sporting goods
Total Retail		2,127,547	2,201,479	73,932	1.1

Services
Daiseki Co., Ltd.	130,100	2,665,736	2,558,951	(106,785)	1.3
Waste disposal
Fuyo General Lease Co., Ltd.	58,800	1,095,430	1,858,860	763,430	1.0
Machinery Leasing
NEC Networks & System Integration Corporation	179,200	2,182,592	2,219,748	37,156	1.2
Communication systems
Park24 Co., Ltd.	309,500	3,240,634	3,011,434	(229,200)	1.6
Parking garages
Rakuten, Inc.	2,841	2,277,458	2,883,111	605,653	1.5
Manages consumer websites
Total Services		11,461,850	12,532,104	1,070,254	6.5

Telecommunications
Hitachi Kokusai Electric Inc.	273,000	2,152,692	2,135,777	(16,915)	1.1
Wireless communication equipment
Total Telecommunications		2,152,692	2,135,777	(16,915)	1.1

Textiles and Apparel
ABC-Mart, Inc.	50,600	1,781,794	2,025,992	244,198	1.1
Shoes
Total Textiles and Apparel		1,781,794	2,025,992	244,198	1.1

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
May 31, 2011

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain/Loss	Assets

Transportation
Kintetsu World Express Inc.	68,500	$1,725,668	$2,258,195	$532,527	1.2
Distribution services
Senko Co., Ltd.	698,000	2,361,560	2,326,810	(34,750)	1.2
Trucking and warehousing
Total Transportation		4,087,228	4,585,005	497,777	2.4

Wholesale
Paltac Corporation	68,400	1,172,950	1,181,298	8,348	0.6
Daily necessities
Total Wholesale		1,172,950	1,181,298	8,348	0.6

TOTAL INVESTMENTS IN COMMON STOCKS		$75,354,238	$79,806,067	$4,451,829	41.8

INVESTMENTS IN FOREIGN CURRENCY
Mizuho Corporate Bank, Ltd.
Non- interest bearing account	JPY 90,279,022	$1,117,705	$1,110,511	$(7,194)	0.2
TOTAL INVESTMENTS IN FOREIGN CURRENCY		1,117,705	1,110,511	(7,194)	0.2

TOTAL INVESTMENTS		$76,471,943	$80,916,578	$4,444,635	42.1

OTHER ASSETS IN EXCESS OF LIABILITIES, NET			111,507,739		58.0

			$192,424,317		100.0
+ Non-Income Producing Security
* Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $ 14,760,516
Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $ 13,080,423
Portfolio securities and foreign currency holdings were translated at the following exchange rate as of May 31, 2011.

Japanese Yen		81.295	=$1.00

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAPAN SMALLER CAPITALIZATION FUND, INC.

By:     /s/ Shigeru Shinohara
        Shigeru Shinohara, President
        (Principal Executive Officer)

Date:  July 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Rita Chopra-Brathwaite
        Rita Chopra-Brathwaite, Treasurer
        (Principal Financial Officer)

Date:   July 28, 2011